Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement
14.
FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measures variable rate financial instruments, available-for-sale investments and equity securities with readily determinable fair values at fair value on a recurring basis in accordance with ASC 820-10. Equity securities with readily determinable fair value classified within Level 1 are valued using quoted market prices currently available. Variable rate financial instruments and available-for-sale investments classified within Level 2 are valued using directly or indirectly observable inputs in the market place.

As of December 31, 2023 and 2024, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2023	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	142,084	—	142,084	—
Long-term investments
Equity securities with readily determinable fair values	16,528	16,528	—	—
Total	158,612	16,528	142,084	—

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2024	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	254,459	—	254,459	—
Long-term investments
Available-for-sale investments	189,422	—	189,422	—
Equity securities with readily determinable fair values	19,700	19,700	—	—
Total	463,581	19,700	443,881	—

Measured or disclosed at fair value on a non-recurring basis

The Group measures equity method investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. Refer to Note 8 for impairment of equity method investments in long-term investments.